Financial Instruments carried at Fair Value - Sensitivity Analysis by Type of Instrument (Detail: Text Values) € in Millions	Jun. 30, 2020 EUR (€)
Changes in sensitive amounts from December 31, 2019
Increase in positive fair value movement	€ 263
Increas in negative fair value movement	392
Increase of Level 3 assets from December 31, 2019	956
Increase of Level 3 liabilities from December 31, 2019	€ 749